UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-09871

Cullen Funds Trust

(Exact name of registrant as specified in charter)

645 Fifth Avenue

New York, NY 10022

(Address of principal executive offices) (Zip code)

Brooks Cullen

645 Fifth Avenue

New York, NY 10022

(Name and address of agent for service)

Registrant’s telephone number, including area code: (877) 485-8586

Date of fiscal year end: June 30

Date of reporting period: July 1, 2015 – September 30, 2015

Item 1 – Schedule of Investments.

Cullen International High Dividend Fund

Schedule of Investments

September 30, 2015 (Unaudited)

	Shares	Value (Note 1)
COMMON STOCKS - 91.34%
Australia - 2.11%
BHP Billiton Ltd.	149,500	$2,331,635
Sonic Healthcare Ltd.	260,000	3,330,516
South32 Ltd.(a)	124,500	119,283
		5,781,434

Canada - 4.71%
BCE, Inc.	110,450	4,524,032
Manulife Financial Corp.	458,000	7,089,840
RioCan Real Estate Investment Trust	66,950	1,277,038
		12,890,910

China - 0.60%
CNOOC Ltd.	1,605,000	1,642,267

France - 11.03%
BNP Paribas SA	157,150	9,211,952
Cie Generale des Etablissements Michelin	56,700	5,158,497
Engie	78,800	1,271,459
Sanofi	85,000	8,062,773
Total SA - Sponsored ADR	145,835	6,520,283
		30,224,964

Germany - 11.99%
Bayer AG	50,189	6,418,497
Deutsche Post AG	101,250	2,802,965
Deutsche Telekom AG	441,900	7,843,686
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	46,150	8,598,972
Siemens AG	80,450	7,186,198
		32,850,318

Hong Kong - 1.21%
BOC Hong Kong Holdings Ltd.	1,130,500	3,318,543

Indonesia - 0.02%
PT Telekomunikasi Indonesia Persero Tbk	320,000	57,775

Japan - 8.15%
Honda Motor Co. Ltd.	267,000	7,876,572
Japan Tobacco, Inc.	248,200	7,644,722
Nippon Telegraph & Telephone Corp.	195,200	6,798,196
		22,319,490

Luxembourg - 2.96%
RTL Group SA	94,064	8,102,714

	Shares	Value (Note 1)
Netherlands - 2.11%
Unilever NV	143,785	$5,780,157

Norway - 2.90%
North Atlantic Drilling Ltd.	77,797	59,904
Orkla ASA	519,350	3,849,432
Statoil ASA	277,000	4,037,929
		7,947,265

Poland - 0.04%
Asseco Poland SA	8,000	113,701

Singapore - 2.31%
Singapore Telecommunications Ltd.	1,705,000	4,313,271
United Overseas Bank Ltd.	153,900	2,006,145
		6,319,416

South Africa - 0.72%
MTN Group Ltd.	152,400	1,957,441

Switzerland - 16.26%
ABB Ltd. - Sponsored ADR	255,950	4,522,637
Nestle SA	125,950	9,466,281
Novartis AG - Sponsored ADR	91,100	8,373,912
Roche Holding AG	33,190	8,752,134
UBS Group AG	458,450	8,471,870
Zurich Insurance Group AG	20,235	4,966,357
		44,553,191

Taiwan - 0.24%
MediaTek, Inc.	90,000	665,553

United Kingdom - 23.98%
AstraZeneca PLC - Sponsored ADR	216,600	6,892,212
BAE Systems PLC	1,202,900	8,146,736
British American Tobacco PLC - Sponsored ADR	79,400	8,740,352
GlaxoSmithKline PLC	226,650	4,340,667
HSBC Holdings PLC	390,133	2,902,067
Imperial Tobacco Group PLC	190,100	9,814,889
Rexam PLC	542,808	4,298,629
Royal Dutch Shell PLC, Class B	56,800	1,342,995
Smiths Group PLC	344,000	5,229,877
SSE PLC	387,400	8,767,145
Vodafone Group PLC - Sponsored ADR	164,250	5,213,295
		65,688,864

TOTAL COMMON STOCKS
(Cost $237,368,108)		250,214,003

	7-Day Yield	Shares	Value (Note 1)
SHORT TERM INVESTMENTS - 8.19%
SSgA® Prime Money Market Fund	0.084%	22,443,887	$22,443,887

TOTAL SHORT TERM INVESTMENTS
(Cost $22,443,887)			22,443,887

TOTAL INVESTMENTS 99.53%
(Cost $259,811,995)			$272,657,890

Other Assets In Excess Of Liabilities 0.47%			1,286,294

NET ASSETS 100.00%			$273,944,184

ADR	-	American Depositary Receipt. ADRs are depositary receipts for foreign securities, denominated in U.S. dollars and traded on U.S. exchanges.
AG	-	Aktiengesellschaft is a German term that refers to a corporation that is limited by shares, i.e., owned by shareholders.
ASA	-	Allmennaksjeselskap is the Norwegian term for public limited company.
Ltd.	-	Limited.
PT	-	Perseroan Terbatas, meaning "private limited", which is the equivalent of an incorporated entity in the U.S.
NV	-	Naamloze Vennootschap is the Dutch term for a public limited liability corporation.
PLC	-	Public Limited Company.
SA	-	Generally designated corporations in various countries, mostly those employing civil law.
Tbk	-	Terbuka is appended after the corporation name if the shares become publicly listed for trading.

(a)	Non-Income Producing Security.

Sector	% of Net	Value
Diversification	Assets	(Note 1)
COMMON STOCKS
Financials	16 ..99%	$46,565,746
Health Care	16 .86	46,170,711
Consumer Staples	13 .75	37,651,111
Industrials	10 .17	27,888,413
Telecommunication Services	5 .87	16,065,814
Communications	5 .35	14,641,882
Energy	4 .96	13,603,378
Consumer, Cyclical	4 .76	13,035,069
Utilities	3 .67	10,038,604
Consumer Discretionary	2 .96	8,102,714
Consumer, Non-cyclical	2 .79	7,644,722
Materials	2 .42	6,630,264
Financials REITS/Property	0 .47	1,277,038
Information Technology	0 .28	779,254
Basic Materials	0 .04	119,283
TOTAL COMMON STOCKS	91 .34	250,214,003

SHORT TERM INVESTMENTS	8 .19	22,443,887

TOTAL INVESTMENTS	99 .53%	$272,657,890
Other Assets In Excess Of Liabilities	0 .47	1,286,294
TOTAL NET ASSETS	100 .00%	$273,944,184

Percentages are stated as a percent of net assets.

See Notes to Quarterly Schedule of Investments.

Cullen High Dividend Equity Fund

Schedule of Investments

September 30, 2015 (Unaudited)

	Shares	Value (Note 1)
COMMON STOCKS - 95.36%
Aerospace & Defense - 5.55%
The Boeing Co.	187,600	$24,566,220
Raytheon Co.	742,150	81,087,309
		105,653,529

Communications Equipment - 4.40%
Cisco Systems, Inc.	2,665,700	69,974,625
Corning, Inc.	812,535	13,910,599
		83,885,224

Distillers & Vintners - 2.52%
Diageo PLC - Sponsored ADR	445,000	47,966,550

Distributors - 2.61%
Genuine Parts Co.	598,890	49,641,992

Diversified Banks - 4.05%
HSBC Holdings PLC - Sponsored ADR	653,060	24,737,913
Wells Fargo & Co.	1,020,750	52,415,512
		77,153,425

Diversified Chemicals - 2.64%
EI du Pont de Nemours & Co.	1,043,750	50,308,750

Electric Utilities - 3.65%
NextEra Energy, Inc.	712,350	69,489,743

Household Products - 6.30%
Kimberly-Clark Corp.	585,000	63,788,400
Unilever NV	1,395,440	56,096,688
		119,885,088

Industrial Conglomerates - 7.41%
3M Co.	491,000	69,609,070
General Electric Co.	2,835,650	71,515,093
		141,124,163

Insurance - 2.06%
ACE Ltd.	379,025	39,191,185

Integrated Oil & Gas - 5.78%
Chevron Corp.	424,950	33,520,056
ConocoPhillips	890,000	42,684,400
Royal Dutch Shell PLC, Class B - Sponsored ADR	715,350	33,964,818
		110,169,274

	Shares	Value (Note 1)
Integrated Telecommunication - 0.59%
BCE, Inc.	274,950	$11,261,952

Integrated Telecommunication Services - 3.53%
AT&T, Inc.	2,065,000	67,277,700

Life & Health Insurance - 3.20%
MetLife, Inc.	1,294,000	61,012,100

Oil & Gas - 2.03%
Exxon Mobil Corp.	520,000	38,662,000

Other Diversified Financial Services - 3.51%
JPMorgan Chase & Co.	1,095,400	66,786,538

Pharmaceuticals - 14.36%
AstraZeneca PLC - Sponsored ADR	1,366,500	43,482,030
Eli Lilly & Co.	534,750	44,753,227
Johnson & Johnson	811,900	75,790,865
Merck & Co., Inc.	1,126,900	55,657,591
Pfizer, Inc.	1,714,550	53,854,016
		273,537,729

Property & Casualty Insurance - 2.49%
The Travelers Cos., Inc.	477,000	47,475,810

Semiconductors - 1.95%
Intel Corp.	1,232,650	37,152,071

Specialized REITs - 4.86%
HCP, Inc. - REIT	763,350	28,434,788
Welltower, Inc. - REIT	946,870	64,122,036
		92,556,824

Systems Software - 4.31%
Microsoft Corp.	1,600,000	70,816,000
Symantec Corp.	578,816	11,269,548
		82,085,548

Tobacco - 6.32%
Altria Group, Inc.	1,355,800	73,755,520
Philip Morris International, Inc.	588,500	46,685,705
		120,441,225

Wireless Telecommunication Services - 1.24%
Vodafone Group PLC - Sponsored ADR	743,850	23,609,799

TOTAL COMMON STOCKS
(Cost $1,307,914,377)		1,816,328,219

	7-Day Yield	Shares	Value (Note 1)
SHORT TERM INVESTMENTS - 4.61%
SSgA® Prime Money Market Fund	0.084%	87,799,736	$87,799,736

TOTAL SHORT TERM INVESTMENTS
(Cost $87,799,736)			87,799,736

TOTAL INVESTMENTS 99.97%
(Cost $1,395,714,113)			$1,904,127,955

Other Assets In Excess Of Liabilities 0.03%			498,187

NET ASSETS 100.00%			$1,904,626,142

ADR	-	American Depositary Receipt. ADRs are depositary receipts for foreign securities denominated in U.S. dollars and traded on U.S. exchanges.
Ltd.	-	Limited.
NV	-	Naamloze Vennootschap is the Dutch term for a public limited liability corporation.
PLC	-	Public Limited Company.
REIT	-	Real Estate Investment Trust.

Percentages are stated as a percent of net assets.

See Notes to Quarterly Schedule of Investments.

Cullen Small Cap Value Fund

Schedule of Investments

September 30, 2015 (Unaudited)

	Shares	Value (Note 1)
COMMON STOCKS - 97.01%
Aerospace & Defense - 7.25%
Orbital ATK, Inc.	3,150	$226,391
Spirit Aerosystems Holdings, Inc., Class A(a)	3,650	176,441
		402,832

Airlines - 3.19%
Copa Holdings SA, Class A	4,230	177,364

Apparel Retail - 4.75%
Ascena Retail Group, Inc.(a)	19,000	264,290

Banks - 4.28%
LegacyTexas Financial Group, Inc.	7,800	237,744

Computer Hardware - 4.41%
Avnet, Inc.	5,750	245,410

Construction & Engineering - 4.35%
KBR, Inc.	14,515	241,820

Distribution/Wholesale - 1.46%
Fossil Group, Inc.(a)	1,450	81,026

Diversified Metals & Mining - 2.46%
HudBay Minerals, Inc.	37,200	136,896

Electrical Components & Equipment - 2.55%
Hubbell, Inc., Class B	1,670	141,866

Electrical Equipment - 4.67%
BWX Technologies, Inc.	9,850	259,646

Electronic Equipment & Instruments - 3.87%
Babcock & Wilcox Enterprises, Inc.(a)	12,800	215,040

Health Care Supplies - 3.16%
Alere, Inc.(a)	3,650	175,747

Insurance - 7.81%
Assured Guaranty Ltd.	8,600	215,000
FNF Group	6,180	219,200
		434,200

Machinery-Diversified - 3.77%
AGCO Corp.	4,500	209,835

Mining - 3.94%
Luxfer Holdings PLC - ADR	20,300	219,037

	Shares	Value (Note 1)
Miscellaneous Manufacturing - 4.30%
ITT Corp.	4,150	$138,734
LSB Industries, Inc.(a)	6,550	100,346
		239,080

Multi-Line Insurance - 4.27%
WR Berkley Corp.	4,370	237,597

Multi-Sector Holdings - 1.98%
FNFV Group(a)	9,392	110,074

Oil & Gas Exploration & Production - 5.92%
Bill Barrett Corp.(a)	36,050	118,965
Cimarex Energy Co.	2,050	210,084
		329,049

Regional Banks - 11.01%
Bank of the Ozarks, Inc.	4,630	202,609
CVB Financial Corp.	12,550	209,585
National Bank Holdings Corp., Class A	9,732	199,798
		611,992

Retail - 7.61%
J Alexander's Holdings, Inc.(a)	1,618	16,133
Sonic Automotive, Inc., Class A	9,700	198,074
Vista Outdoor, Inc.(a)	4,700	208,821
		423,028

TOTAL COMMON STOCKS
(Cost $4,692,210)		5,393,573

	7-Day Yield	Shares	Value (Note 1)
SHORT TERM INVESTMENTS - 3.48%
SSgA® Prime Money Market Fund	0.084%	193,219	193,219

TOTAL SHORT TERM INVESTMENTS
(Cost $193,219)			193,219

TOTAL INVESTMENTS 100.49%
(Cost $4,885,429)			$5,586,792

Liabilities In Excess Of Other Assets (0.49)%			(26,994)

NET ASSETS 100.00%			$5,559,798

ADR	-	American Depositary Receipt. ADRs are depositary receipts for foreign securities denominated in U.S. dollars and traded on U.S. exchanges.
Ltd.	-	Limited.
PLC	-	Public Limited Company.
SA	-	Generally designated corporations in various countries, mostly those employing civil law.

(a)	Non-Income Producing Security.

Percentages are stated as a percent of net assets.

See Notes to Quarterly Schedule of Investments.

Cullen Value Fund

Schedule of Investments

September 30, 2015 (Unaudited)

	Shares	Value (Note 1)
COMMON STOCKS - 76.38%
Aerospace & Defense - 6.54%
The Boeing Co.	4,400	$576,180
Raytheon Co.	11,500	1,256,490
		1,832,670

Auto Parts & Equipment - 3.16%
BorgWarner, Inc.	9,500	395,105
Johnson Controls, Inc.	11,820	488,875
		883,980

Banks - 1.71%
Morgan Stanley	15,200	478,800

Communications Equipment - 3.05%
Cisco Systems, Inc.	32,600	855,750

Diversified Banks - 3.52%
Wells Fargo & Co.	19,200	985,920

Health Care Equipment - 2.79%
Medtronic PLC	11,660	780,520

Heavy Electrical Equipment - 1.91%
ABB Ltd. - Sponsored ADR	30,350	536,284

Household Products - 0.83%
Unilever NV	5,750	231,150

Industrial Conglomerates - 2.87%
3M Co.	5,670	803,836

Integrated Oil & Gas - 1.92%
ConocoPhillips	11,220	538,111

Integrated Telecommunication Services - 1.33%
AT&T, Inc.	11,450	373,041

Life & Health Insurance - 2.27%
MetLife, Inc.	13,480	635,582

Life Sciences Tools & Services - 3.38%
Thermo Fisher Scientific, Inc.	7,750	947,670

Managed Health Care - 4.32%
Aetna, Inc.	11,050	1,208,981

Movies & Entertainment - 2.52%
The Walt Disney Co.	6,900	705,180

	Shares	Value (Note 1)
Oil & Gas Equipment & Services - 2.61%
Halliburton Co.	20,650	$729,978

Oil & Gas Exploration & Production - 0.53%
Devon Energy Corp.	4,000	148,360

Other Diversified Financial Services - 4.62%
Citigroup, Inc.	10,600	525,866
JPMorgan Chase & Co.	12,600	768,222
		1,294,088

Pharmaceuticals - 10.51%
Johnson & Johnson	3,100	289,385
Mallinckrodt PLC(a)	1,477	94,439
Merck & Co., Inc.	15,150	748,258
Novartis AG - Sponsored ADR	9,600	882,432
Pfizer, Inc.	29,550	928,166
		2,942,680

Property & Casualty Insurance - 4.48%
The Allstate Corp.	8,600	500,864
The Chubb Corp.	6,150	754,298
		1,255,162

Railroads - 2.92%
CSX Corp.	30,450	819,105

Regional Banks - 2.65%
BB&T Corp.	20,850	742,260

Systems Software - 5.94%
Microsoft Corp.	21,100	933,886
Oracle Corp.	20,200	729,624
		1,663,510

TOTAL COMMON STOCKS
(Cost $16,040,289)		21,392,618

	7-Day Yield	Shares	Value (Note 1)
SHORT TERM INVESTMENTS - 23.62%
SSgA® Prime Money Market Fund	0.084%	6,617,142	6,617,142

TOTAL SHORT TERM INVESTMENTS
(Cost $6,617,142)			6,617,142

Value (Note 1)
TOTAL INVESTMENTS 100.00%
(Cost $22,657,431)	$28,009,760

Other Assets In Excess Of Liabilities 0.00% (b)	1,238

NET ASSETS 100.00%	$28,010,998

ADR	-	American Depository Receipt. ADRs are depository receipts for foreign securities denominated in U.S. dollars and traded on U.S. exchanges.
AG	-	Aktiengesellschaft is a German term that refers to a corporation that is limited by shares, i.e., owned by shareholders.
Ltd.	-	Limited.
NV	-	Naamloze Vennootschap is the Dutch term for a public limited liability corporation.
PLC	-	Public Limited Company.

(a)	Non-Income Producing Security.
(b)	Less than 0.05%.

Percentages are stated as a percent of net assets.

See Notes to Quarterly Schedule of Investments.

Cullen Emerging Markets High Dividend Fund

Schedule of Investments

September 30, 2015 (Unaudited)

	Shares	Value (Note 1)
COMMON STOCKS - 78.23%
Austria - 1.97%
Erste Group Bank AG(a)	101,350	$2,937,668

Brazil - 3.36%
AMBEV SA - ADR	516,100	2,528,890
Banco Itau Holding	246,100	1,634,459
BM&F Bovespa SA	304,800	845,706
		5,009,055

Cambodia - 0.16%
NagaCorp Ltd.	400,000	239,482

China - 3.84%
China Merchants Holdings International Co. Ltd.	960,000	2,818,046
CNOOC Ltd.	1,102,000	1,127,587
Ping An Insurance Group Co. of China Ltd., Class H	362,000	1,791,305
		5,736,938

Czech Republic - 1.78%
Komercni Banka AS	12,250	2,653,003

Greece - 1.00%
OPAP SA	166,150	1,500,102

Hong Kong - 10.17%
AIA Group Ltd.	765,000	3,953,297
Baoxin Auto Group Ltd.	2,148,500	914,839
Cathay Pacific Airways Ltd.	680,000	1,274,005
China Everbright Ltd.	224,000	509,850
China Mobile Ltd. - Sponsored ADR	33,350	1,984,325
Great Wall Motor Co. Ltd., Class H	1,662,000	1,835,694
Greatview Aseptic Packaging Co. Ltd.	1,700,000	791,866
PetroChina Co. Ltd., Class H	424,000	293,789
Standard Chartered PLC	7,000	67,856
Television Broadcasts Ltd.	239,500	797,298
Value Partners Group Ltd.	2,947,850	2,757,648
		15,180,467

India - 5.93%
Ascendas India Trust	3,745,300	2,250,259
ICICI Bank Ltd. - Sponsored ADR	462,500	3,875,750
Religare Health Trust	4,072,200	2,718,520
		8,844,529

	Shares	Value (Note 1)
Indonesia - 0.85%
PT Telekomunikasi Indonesia Persero Tbk	7,025,000	$1,268,336

Israel - 2.77%
Elbit Systems Ltd.	56,000	4,138,314

Korea - 2.88%
Hyundai Motor Co.	4,590	635,080
KT&G Corp.	39,000	3,668,691
		4,303,771

Luxembourg - 1.24%
Pegas Nonwovens SA	52,292	1,847,022

Malaysia - 0.42%
Axiata Group Bhd	477,500	630,040

Mexico - 4.73%
Fibra Uno Administracion SA de CV - REIT	1,235,287	2,550,969
Grupo Financiero Santander Mexico SAB de CV, Class B - ADR	94,650	694,731
PLA Administradora Industrial S de RL de CV - REIT	2,086,200	3,805,903
		7,051,603

Nigeria - 1.00%
Lafarge Africa PLC	3,022,258	1,486,406

Philippines - 0.84%
Philippine Long Distance Telephone Co.	26,605	1,246,576

Poland - 3.26%
Asseco Poland SA	126,000	1,790,787
Bank Pekao SA	55,000	2,234,649
Powszechny Zaklad Ubezpieczen SA	8,150	835,771
		4,861,207

Russia - 2.28%
Lukoil OAO (London Stock Exchange) - Sponsored ADR	29,850	1,013,706
MMC Norilsk Nickel OJSC - ADR	166,300	2,385,574
		3,399,280

Singapore - 3.23%
Asian Pay Television Trust	4,750,000	2,620,252
SATS Ltd.	815,000	2,193,493
		4,813,745

South Africa - 7.97%
The Bidvest Group Ltd.	118,650	2,792,943
MMI Holdings Ltd.	905,250	1,553,985
MTN Group Ltd.	110,900	1,424,411

	Shares	Value (Note 1)
South Africa (continued)
Nampak Ltd.	423,500	$788,419
SABMiller PLC	94,450	5,339,395
		11,899,153

South Korea - 1.83%
Halla Visteon Climate Control Corp.	39,000	1,291,445
Industrial Bank of Korea	30,000	344,217
Samsung Electronics Co. Ltd.	1,150	1,100,228
		2,735,890

Sri Lanka - 1.65%
Hatton National Bank PLC	1,623,734	2,459,158

Taiwan - 7.85%
Advanced Semiconductor Engineering, Inc.	1,660,000	1,779,607
CTCI Corp.	491,000	587,515
King Yuan Electronics Co. Ltd.	2,100,000	1,332,928
MediaTek, Inc.	5,000	36,975
Silicon Motion Technology Corp. - ADR	54,700	1,493,857
Siliconware Precision Industries Co.	500,000	620,302
Taiwan Semiconductor Manufacturing Co. Ltd. - Sponsored ADR	189,700	3,936,275
Win Semiconductors Corp.	1,740,557	1,924,115
		11,711,574

Thailand - 1.07%
Major Cineplex Group PCL	1,818,400	1,603,218

Turkey - 3.61%
Arcelik AS	622,000	3,032,542
Ford Otomotiv Sanayi AS	220,000	2,348,819
		5,381,361

Vietnam - 2.54%
Saigon Securities, Inc.	3,630,000	3,795,128

TOTAL COMMON STOCKS
(Cost $128,184,289)		116,733,026

	Shares	Value (Note 1)
PARTICIPATORY NOTES - 9.48%
China - 0.01%
Daqin Railway Co. Ltd. (Issued by Morgan Stanley), Expires 12/14/2015	5,891	8,183

	Shares	Value (Note 1)
India - 6.89%
Bajaj Holdings & Investments Ltd. (Issued by Morgan Stanley), Expires 05/26/2017	69,378	1,660,305
Indiabulls Housing (Issued by Morgan Stanley), Expires 11/28/2018	79,366	960,094
Power Grid Corporation of India Ltd. (Issued by Morgan Stanley), Expires 11/12/2015	1,471,508	2,967,003
Rural Electrication Corp. (Issued by Morgan Stanley), Expires 02/27/2018	540,000	2,254,525
State Bank of India (Issued by Morgan Stanley), Expires 05/19/2017	675,000	2,438,699
		$10,280,626

Saudi Arabia - 2.58%
Saudi Telecom Co. (Issued by Morgan Stanley), Expires 07/25/2016	236,000	3,856,927

TOTAL PARTICIPATORY NOTES
(Cost $14,847,966)		14,145,736

	7-Day Yield	Shares	Value (Note 1)
SHORT TERM INVESTMENTS - 3.85%
SSgA® Prime Money Market Fund	0.084%	5,740,767	5,740,767

TOTAL SHORT TERM INVESTMENTS
(Cost $5,740,767)			5,740,767

TOTAL INVESTMENTS 91.56%
(Cost $148,773,022)			$136,619,529

Other Assets In Excess Of Liabilities 8.44%			12,602,852

NET ASSETS 100.00%			$149,222,381

ADR	-	American Depository Receipt. ADRs are depository receipts for foreign securities denominated in U.S. dollars and traded on U.S. exchanges.
AG	-	Aktiengesellschaft is a German term that refers to a corporation that is limited by shares, i.e., owned by shareholders.
AS	-	Andonim Sirketi, Joint Stock Company in Turkey.
Bhd	-	Berhad, Public Limited Company in Malaysia.
Ltd.	-	Limited.
OAO	-	Otkrytoe Aktsionernoe Obschestvo is the Russian term for Open Joint Stock Company.
OJSC	-	Open Joint Stock Company.
PCL	-	Public Company Limited.
PLC	-	Public Limited Company.
PT	-	Perseroan Terbatas, meaning "private limited", which is the equivalent of an incorporated entity in the U.S.
REIT	-	Real Estate Investment Company.
S de RL de CV	-	Sociedad de Responsabilidad Limitada de Capital Variable.
SA	-	Generally designated corporations in various countries, mostly those employing civil law.
SA de CV	-	Sociedad Anonima de Capital Variable.
SAB de CV	-	A variable capital company.
Tbk	-	Terbuka is appended after the corporation name if the shares become publicly listed for trading.

(a)	Non-Income Producing Security.

Sector	% of Net	Value
Diversification	Assets	(Note 1)
COMMON STOCKS
Financials	27 .08%	$40,365,661
Industrials	8 .92	13,318,730
Consumer Staples	7 .28	10,855,108
Technology	5 .53	8,251,037
Consumer Discretionary	5 .28	7,903,832
Consumer, Cyclical	5 .06	7,568,692
Telecommunication Services	4 .39	6,553,688
Information Technology	3 .87	5,764,037
Materials	3 .13	4,663,846
Real Estate Investment Trusts	2 .55	3,805,903
Health Care	1 .82	2,718,520
Consumer, Non-cyclical	1 .69	2,528,890
Energy	1 .63	2,435,082
TOTAL COMMON STOCKS	78 .23	116,733,026

PARTICIPATORY NOTES
Financials	4 .90	7,313,623
Telecommunication Services	2 .58	3,856,927
Utilities	1 .99	2,967,003
Industrials	0 .01	8,183
TOTAL PARTICIPATORY NOTES	9 .48	14,145,736

SHORT TERM INVESTMENTS	3 .85	5,740,767

TOTAL INVESTMENTS	91 .56%	$136,619,529
Other Assets In Excess Of Liabilities	8 .44	12,602,852
TOTAL NET ASSETS	100 ..00%	$149,222,381

Percentages are stated as a percent of net assets.

See Notes to Quarterly Schedule of Investments.

Notes to Portfolio of Investments
September 30, 2015

Note 1 – Valuations of Securities

Securities that are primarily traded on a national or foreign securities exchange are valued at the last sales price on the exchange on which they are primarily traded on the day of valuation or, if there has been no sale on such day, at the mean between the bid and asked prices. Securities primarily traded in the National Association of Securities Dealers Automated Quotation (“NASDAQ”) National Market System for which market quotations are readily available are valued using the NASDAQ Official Closing Price (“NOCP”). If the NOCP is not available, such securities are valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the bid and asked prices. Money market mutual funds are valued at the net asset value (“NAV”) of shares held by the Funds on the day of valuation. Any securities or other assets for which market quotations are not readily available are valued at fair value as determined in good faith by the Valuation Committee of the Funds’ Board of Trustees (the “Board”) under supervision of the full Board. The values for foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates at the time of valuation. Exchange rates are provided daily by recognized independent pricing agents.

Portfolio securities that are primarily traded on foreign securities exchanges are generally valued at the last reported trade or closing price of such securities on their respective exchanges, except when an occurrence subsequent to the time a value was so established is likely to have changed such value. In such an event, the fair value of those securities is determined in good faith through consideration of other factors in accordance with procedures established by, and under the general supervision of, the Board of Trustees. Certain Funds will use a fair valuation model provided by independent pricing vendors, which is intended to reflect fair value when a security’s value is believed to have been materially affected by a valuation event that has occurred between the close of the exchange or market on which the security is traded and the close of the regular trading day of the NYSE. The Funds’ procedures set forth certain triggers that instruct when to use the fair valuation model. The value assigned to a security by the fair valuation model is a determination of fair value made under the Funds’ valuation procedures and under the supervision of the Board of Trustees. In such a case, a Fund’s value for a security may be different from the last sales price (or the latest closing price) and there is no guarantee that a fair valued security will be sold at the price at which a Fund is valuing the security.

The Trust follows the authoritative guidance for fair value measurements. The guidance establishes a framework for measuring fair value and a hierarchy for inputs used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that the most observable inputs be used when available. The guidance establishes three tiers of inputs that may be used to measure fair value. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of each Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Provided pre-defined triggers have been met, the Board of Trustees has approved independent pricing vendors that calculate fair valuations of international equity securities based on a number of factors that appear to correlate to the movements in the U.S. markets.

Level 3 – significant unobservable inputs (including a Fund’s own assumptions in determining the fair value of investments)

The Trust’s policy is to disclose transfers between Levels based on valuations at the beginning of the reporting period. The portfolio may hold securities which are periodically fair valued in accordance with the Trust’s fair value procedures. This may result in movements between Levels 1, 2 and 3 throughout the period. As of September 30, 2015, there were transfers between Levels 1 and 2 assets and liabilities, based on levels assigned to securities on June 30, 2015. Financial Assets with a value of $3,335,796 were transferred from Level 2 to Level 1 in the Cullen Emerging Markets High Dividend Fund since certain international equity securities were valued using fair valuation prices provided by an approved pricing vendor as described above. Pursuant to the Trust’s fair value procedures noted previously, equity securities (including exchange traded securities and open-end regulated investment companies), and exchange traded derivatives (i.e. futures contracts and options) are generally categorized as Level 1 securities in the fair value hierarchy. Fixed income securities, non-exchange traded derivatives and money market instruments are generally categorized as Level 2 securities in the fair value hierarchy. Investments for which there are no such quotations, or for which quotations do not appear reliable, are valued at fair value as determined in accordance with procedures established by and under the general supervision of the Trustees. These valuations are typically categorized as Level 2 or Level 3 securities in the fair value hierarchy.

The following is a summary of the inputs used as of September 30, 2015 in valuing each Fund’s assets carried at fair value:

Investments in Securities at Value	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs(1)	Level 3 - Significant Unobservable Inputs	Total
Cullen International High Dividend Fund
Common Stocks(2)	$250,214,003	$–	$–	$250,214,003
Short Term Investments	22,443,887	–	–	22,443,887
Total	$272,657,890	$–	$–	$272,657,890

Investments in Securities at Value	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Cullen High Dividend Equity Fund
Common Stocks(2)	$1,816,328,219	$–	$–	$1,816,328,219
Short Term Investments	87,799,736	–	–	87,799,736
Total	$1,904,127,955	$–	$–	$1,904,127,955

Investments in Securities at Value	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Cullen Small Cap Value Fund
Common Stocks(2)	$5,393,573	$–	$–	$5,393,573
Short Term Investments	193,219	–	–	193,219
Total	$5,586,792	$–	$–	$5,586,792

Investments in Securities at Value	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Cullen Value Fund
Common Stocks(2)	$21,392,618	$–	$–	$21,392,618
Short Term Investments	6,617,142	–	–	6,617,142
Total	$28,009,760	$–	$–	$28,009,760

Investments in Securities at Value	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs(1)	Level 3 - Significant Unobservable Inputs	Total
Cullen Emerging Markets High Dividend Fund
Common Stocks(2)	$116,733,026	$–	$–	$116,733,026
Participatory Notes	–	14,145,736	–	14,145,736
Short Term Investments	5,740,767	–	–	5,740,767
Total	$122,473,793	$14,145,736	$–	$136,619,529

(1)	Securities within Level 2 result from participatory notes being priced based on quoted prices for similar securities.
(2)	For detailed descriptions of country, sector and/or industry, see the accompanying Schedule of Investments.

Note 2 – Unrealized Appreciation/ (Depreciation) on Investments

As of September 30, 2015, the costs of investments for federal tax purposes and accumulated net unrealized appreciation/(depreciation) in investments were as follows:

	Gross Appreciation (excess of tax value over cost)	Gross Depreciation (excess of tax cost over value)	Net Unrealized Appreciation/ Depreciation	Cost of Investments for Income Tax Purposes
Cullen International High Dividend Fund	$28,601,943	$(16,594,301)	$12,007,642	$260,650,248

Cullen High Dividend Equity Fund	540,547,727	(32,144,381)	508,403,346	1,395,724,609

Cullen Small Cap Value Fund	1,321,514	(620,658)	700,856	4,885,936

Cullen Value Fund	5,814,677	(507,252)	5,307,425	22,702,335

Cullen Emerging Markets High Dividend Fund	5,267,012	(18,495,890)	(13,228,878)	149,848,407

Note 3- Foreign Investment Risk

The Trust invests in securities traded on exchanges outside the United States. Further, each Fund invests in securities issued by companies domiciled outside the United States, which may be subject to political, social and economic uncertainty to a greater extent and may also be affected by currency controls; different accounting, auditing, financial reporting, and legal standards and practices in some countries; expropriation; changes in tax policy; greater market volatility; differing securities market structures; higher transaction costs; and various administrative difficulties, such as delays in clearing and settling portfolio transactions or in receiving payment of dividends.

Item 2 – Controls and Procedures.

(a)	The registrant's Principal Executive Officer and Principal Financial Officer have evaluated the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) within 90 days of this filing and have concluded that the registrant's disclosure controls and procedures were effective, as of that date.

(b)	There was no change in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) during registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 – Exhibits.

Separate certifications for the registrant's Principal Executive Officer and Principal Financial Officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached as EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Cullen Funds Trust

By:	/s/ James P. Cullen
James P. Cullen
Principal Executive Officer

Date:	November 24, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ James P. Cullen
James P. Cullen
Principal Executive Officer

Date:	November 24, 2015

By:	/s/ Jeffrey T. Battaglia
Jeffrey T. Battaglia
Principal Financial Officer

Date:	November 24, 2015